Revenue - Reconciliation of Remaining Performance Obligations (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations
12/31/2024	€ 78.4	€ 58.7
Acquisitions and divestments	0.2	0.4
12/31/2025	90.5	78.4
Cloud
Disclosure of performance obligations
Add renewals, new contracts and modifications	35.0	36.2
Less revenue recognized in 2025	(21.0)	(17.1)
Maintenance
Disclosure of performance obligations
Add renewals, new contracts and modifications	9.9	10.8
Less revenue recognized in 2025	(10.5)	(11.3)
Services
Disclosure of performance obligations
Add renewals, new contracts and modifications	3.1
Less revenue recognized in 2025	(4.3)	(4.3)
Others
Disclosure of performance obligations
Add renewals, new contracts and modifications	€ (0.2)
Services and Others
Disclosure of performance obligations
Add renewals, new contracts and modifications		€ 5.1